Trade accounts receivable	12 Months Ended
Dec. 31, 2021
Trade accounts receivable
Trade accounts receivable

10. Trade accounts receivable

All trade accounts receivable are from third parties and have maturities within one year. All trade accounts receivable are non-interest bearing.

in EUR	12/31/2021
Total gross carrying amount	32,120,019
Carrying amount of trade receivables subject to factoring (FVTPL)	(2,420,512)
Total gross carrying amount AC	29,699,508
Expected credit loss (Stage 2 & 3)	(992,460)
Total net carrying amount trade accounts receivables	28,707,048

The following table provides information about the recognized loss allowances for trade accounts receivables as of December 31, 2021 and December 31, 2020.

		Trade Receivables
		Days Past Due
December 31, 2021 in EUR	Current	<30 Days	31 ‑ 60 Days	61 ‑ 90 Days	91 ‑ 120 Days	>120 Days	Total
Total gross carrying amount	15,537,575	7,559,486	2,847,052	2,142,988	123,295	1,489,112	29,699,508
Expected credit loss (Stage 2)	(65,921)	(54,791)	(52,361)	(71,876)	(8,653)	(74,941)	(328,543)
Loss from credit impaired trade accounts receivables (Stage 3)	—	—	—	—	—	(663,917)	(663,917)
Total net carrying amount trade accounts receivables	—	—	—	—	—	—	28,707,048

		Trade Receivables
		Days Past Due
December 31, 2020 in EUR	Current	<30 Days	31 ‑ 60 Days	61 ‑ 90 Days	91 ‑ 120 Days	>120 Days	Total
Total gross carrying amount	20,440,906	3,193,352	243,574	704,697	303,789	2,200,380	27,086,699
Expected credit loss (Stage 2)	(72,865)	(36,393)	(14,984)	(16,166)	(13,574)	(40,830)	(194,813)
Loss from credit impaired trade accounts receivables (Stage 3)	—	—	—	—	—	(514,066)	(514,066)
Total net carrying amount trade accounts receivables	—	—	—	—	—	—	26,377,820

The loss allowances for trade accounts receivables developed as follows:

in EUR
Balance at January 1, 2020	1,369,800
Reversal of impairment loss (Stage 3)	(291,756)
Reversal of provision for expected credit losses (Stage 2)	(335,855)
Currency translation effect	(33,309)
Balance at December 31, 2020	708,880
Reversal of impairment loss (Stage 3)	(240,678)
Reversal of provision for expected credit losses (Stage 2)	(26,574)
Additions	513,043
Currency translation effect	37,790
Balance at December 31, 2021	992,460

The Group uses a factoring agreement in cooperation with a credit institution that leads to all trade accounts receivables from one of its customers being sold on a non-recourse basis. As there is no other evidence indicating that the significant risks and rewards of these trade accounts receivables have not been transferred to the buyer, the Group in their entirety derecognized them when obtaining confirmation for the purchase. All such trade accounts receivables under this factoring agreement which will be sold after the reporting date are measured at FVTPL. For further information on the carrying amount, fair value and valuation techniques refer to Note 24.